Shareholder Report, Holdings (Details) - C000217971	Jun. 30, 2025
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_571748102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%